Certain Balance Sheet Items Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory, Raw Materials, Net of Reserves	$ 1,734	$ 3,313
Inventory, Work in Process, Net of Reserves	2,483	660
Inventory, Finished Goods, Net of Reserves	7,109	5,963
Inventory, Net	$ 11,326	$ 9,936